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                                                                    OMB Approval
                                                                   OMB 3235-0006
                                                            --------------------

FORM           INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
13F           MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER



                                                             -------------------
                       Securities and Exchange Commission       SEC USE ONLY
                             Washington, D.C. 20549          -------------------

             Report for the Calendar Qtr, Ended March 31, 2006

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)

                        If amended report check here: []

Name of Institutional Investment Manager:

                             GOOD HOPE ADVISERS, LLC
Business Address:

        1345 Avenue of the Americas     New York     NY             10105-4300
                Street                  City         State           Zip

Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

Mark Goldstein            212-698-3226           Chief Compliance Officer

   ATTENTION--Intentional misstatements or omissions of facts constitute Federal
              Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

     The institutional Investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 27th day of April, 2006.


                                    Good Hope Advisers, LLC
                                    ------------------------------------------
                                    (Name of Institutional Investment Manager)


                                    /s/ Mark Goldstein
                                    ------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                            to Submit This Report)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report):

(List in alphabetical order)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

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REPORT SUMMARY:

Number of Other Included Managers: 1
Form 13 F Information Table Entry Total: 5,767,918
Form 13 F Information Table Value Total: 237,646 (x$1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number   Name
---  --------------------   -----------------------------------------
1                           Arnhold and S. Bleichroeder Advisers, LLC

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
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            --VOTING AUTHORITY--
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-   SOLE   SHARED NONE
-------------------------------  ---------------- --------- -------- -------- --- ---- ------- ---------- -------- ------ ----
D AK STL HLDG CORP               COM              001547108      839    55923 SH       SOLE                  55923      0    0
D AT&T INC                       COM              00206R102     8112   300000 SH       SOLE                 300000      0    0
D ALTRIA GROUP INC               COM              02209S103     4315    60895 SH       SOLE                  60895      0    0
D AMERICAN EXPRESS CO            COM              025816109     4695    89350 SH       SOLE                  89350      0    0
D AMPHENOL CORP NEW              CL A             032095101    14209   272300 SH       SOLE                 272300      0    0
D ANADARKO PETE CORP             COM              032511107     4040    40000 SH       SOLE                  40000      0    0
D BOSTON SCIENTIFIC CORP         COM              101137107     4149   180000 SH       SOLE                 180000      0    0
D BRISTOL MYERS SQUIBB CO        COM              110122108      492    20000 SH       SOLE                  20000      0    0
D CVS CORP                       COM              126650100     3566   119400 SH       SOLE                 119400      0    0
D CAPITAL & INCM STRTGS FD INC   COM              13971Y103      178    10000 SH       SOLE                  10000      0    0
D CAPITAL ONE FINL CORP          COM              14040H105      805    10000 SH       SOLE                  10000      0    0
D CENDANT CORP                   COM              151313103     2603   150000 SH       SOLE                 150000      0    0
D CONTINENTAL AIRLS INC          CL B             210795308     6082   226100 SH       SOLE                 226100      0    0
D COUNTRYWIDE FINANCIAL CORP     COM              222372104     7086   193073 SH       SOLE                 193073      0    0
D ENGELHARD CORP                 COM              292845104      396    10000 SH       SOLE                  10000      0    0
D FIRST DATA CORP                COM              319963104    12729   271864 SH       SOLE                 271864      0    0
D FREEPORT-MCMORAN COPPER & GO   CL B             35671D857     5977   100000 SH       SOLE                 100000      0    0
D GENERAL DYNAMICS CORP          COM              369550108    10282   160700 SH       SOLE                 160700      0    0
D GUIDANT CORP                   COM              401698105     7025    90000 SH       SOLE                  90000      0    0
D HARRIS CORP DEL                COM              413875105     6406   135455 SH       SOLE                 135455      0    0
D HILTON HOTELS CORP             COM              432848109     8275   325000 SH       SOLE                 325000      0    0
D HONEYWELL INTL INC             COM              438516106     8956   209400 SH       SOLE                 209400      0    0
D JANUS CAP GROUP INC            COM              47102X105     4979   214899 SH       SOLE                 214899      0    0
D MERRILL LYNCH & CO INC         COM              590188108     5568    70700 SH       SOLE                  70700      0    0
D MICROSOFT CORP                 COM              594918104     9442   347000 SH       SOLE                 347000      0    0
D MIRANT CORP NEW                COM              60467R100     7500   300000 SH       SOLE                 300000      0    0
D MITTAL STEEL CO N V            NY REG SH CL A   60684P101      944    25000 SH       SOLE                  25000      0    0
D MONSANTO CO NEW                COM              61166W101     4602    54299 SH       SOLE                  54299      0    0
D NALCO HOLDING COMPANY          COM              62985Q101     6419   362651 SH       SOLE                 362651      0    0
D PENN NATL GAMING INC           COM              707569109     1265    30000 SH       SOLE                  30000      0    0
D ROCKWELL COLLINS INC           COM              774341101     7889   140000 SH       SOLE                 140000      0    0
D SEARS HLDGS CORP               COM              812350106    10579    80000 SH       SOLE                  80000      0    0
D STAPLES INC                    COM              855030102     3062   120000 SH       SOLE                 120000      0    0
D STREETTRACKS GOLD TR           GOLD SHS         863307104    13837   238150 SH       SOLE                 238150      0    0
D THERMO ELECTRON CORP           COM              883556102     2492    67183 SH       SOLE                  67183      0    0
D UNITED STATES STL CORP NEW     COM              912909108     6068   100000 SH       SOLE                 100000      0    0
D UNIVISION COMMUNICATIONS INC   CL A             914906102     3102    90000 SH       SOLE                  90000      0    0
D XM SATELLITE RADIO HLDGS INC   CL A             983759101     1381    62000 SH       SOLE                  62000      0    0
D BELLSOUTH CORP                 COM              079860102     5979   172549 SH       SOLE                 172549      0    0
D BERKSHIRE HATHAWAY INC DEL     CL B             084670207    12129     4027 SH       SOLE                   4027      0    0
D BIOGEN IDEC INC                COM              09062X103     6594   140000 SH       SOLE                 140000      0    0
D BLOCK H & R INC                COM              093671105     2598   120000 SH       SOLE                 120000      0    0
S REPORT SUMMARY                 42 DATA RECORDS              237646  5767918      0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED